Discontinued Operations and Divestitures - Summary of Joint Venture's Assets and Liabilities Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Assets:
Assets held for sale	$ 3,897
Liabilities:
Liabilities of disposal groups held for sale	837
Hero Group [Member]
Assets:
Current assets	3,504
Property, plant, and equipment, net	393
Assets held for sale	3,897
Liabilities:
Accounts payable and accrued expenses	568
Other liabilities	269
Liabilities of disposal groups held for sale	$ 837